                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     MARCH 31, 2002
                                              ----------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       WHITNEY HOLDINGS LLC
           -------------------------------------------------------------
Address:                     177 BROAD STREET
           -------------------------------------------------------------
                            STAMFORD, CT 06901
           -------------------------------------------------------------

13F File Number:        28-05743
                   -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         DANIEL J. O'BRIEN
           -------------------------------------------------------------
Title:                         MANAGING MEMBER
           -------------------------------------------------------------
Phone:                         203-973-1440
           -------------------------------------------------------------

Signature, Place, and Date of Signing:

     DANIEL J. O'BRIEN              STAMFORD, CT             MAY   , 2002
---------------------------    ---------------------   ------------------------
       [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number              Name

         28-
            ---------------           ----------------------------------------


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                             -------------------

Form 13F Information Table Entry Total:              45
                                             ------------------

Form 13F Information Table Value Total:         $378,810 (thousands)
                                                 -------

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       13F File Number           Name

       1           28-05749              J.H. WHITNEY III MANAGEMENT, LLC
                ----------------         ------------------------------------


     No.       13F File Number           Name

       2           28-05745              J.H. WHITNEY EQUITY PARTNERS, LLC
               -----------------         ------------------------------------


     No.       13F File Number           Name

       3           28-06651              JHW IV MANAGEMENT CO., LLC
               -----------------         -----------------------------------

WHITNEY & CO.
13F INFORMATION
MARCH 31, 2002


COLUMN 1                                               COLUMN 2       COLUMN 3         COLUMN 4                     COLUMN 5

                                                       TITLE OF
                                                       CLASS          CUSIP        VALUE (X$1000)      SHRS OR PRN          PUT/CALL
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           AMT       SH/PRN

1   ARGOSY GAMING COMPANY                                  COMMON         040228108       24,887               678,300     SH
2   CRYPTLOGIC                                             COMMON         228906103       16,074             1,093,500     SH
3   MULTIMEDIA GAMES INC                                   COMMON         625453105       19,667               556,349     SH
4   AMBASSADORS INTERNATIONAL                              COMMON         023178106          195                22,800     SH
5   INFOUSA INC. NEW                                       COMMON         456818301        2,031               266,200     SH
6   INTERACTIVE DATA CORP.                                 COMMON         45840J107       11,669               664,900     SH
7   MOORE CORP                                             COMMON         615785102       17,623             1,354,600     SH
8   VERITAS SOFTWARE CORP                                  COMMON         923436109        3,029                69,106     SH
9   ARBITRON INC                                           COMMON         03875Q108       20,354               602,200     SH
10  BRIGHTPOINT INC.                                       COMMON         109473108          319               350,000     SH
11  ECHOSTAR COMMUNICATION                                 COMMON         278762109        3,540               125,000     SH
12  CIRCUIT CITY STORES, INC., CIRCUIT CITY                COMMON         172737108       12,628               700,000     SH
13  COINSTAR                                               COMMON         19259P300       16,158               479,600     SH
14  INDUSTRIE NATUZZI SPA                                  COMMON         456478106          738                50,000     SH
15  PHOENIX COS INC. NEW                                   COMMON         71902E109       19,300             1,005,200     SH
16  PRINCIPAL FINANCIAL GROUP                              COMMON         74251V102        9,108               360,000     SH
17  WADDELL AND REED FINANCIAL                             COMMON         930059100        4,225               138,600     SH
18  ENDO PHARMA HOLDINGS                                   COMMON         29264F205        5,811               575,300     SH
19  LABORATORY CORP OF AMERICA HOLDINGS                    COMMON         50540R409       32,481               338,842     SH
20  PEDIATRIX MEDICAL GROUP INC.                           COMMON         705324101       11,645               285,700     SH
21  SONIC INNOVATIONS                                      COMMON         83545M109        2,893               578,500     SH
22  US PHYSICAL THERAPY INC.                               COMMON         90337L108        3,294               182,500     SH
23  MAXTOR CORPORATION                                     COMMON         577729205        1,168               168,000     SH
24  MENTOR GRAPHICS CORP.                                  COMMON         587200106       11,088               524,500     SH
25  MERIDIAN MEDICAL                                       COMMON         589658103          890                24,600     SH
26  PROCURENET                                             COMMON         742804909            -                10,000     SH
27  SYBASE INC.                                            COMMON         871130100        5,337               305,500     SH
28  NMT Medical, Inc.                                      COMMON         629294109       20,032             2,504,010     SH
29  Nu Skin Enterprises, Inc.                              COMMON         67018T105          161                15,062     SH
30  USinternetworking, Inc.                                COMMON         917311805           55             2,736,226     SH
31  SpectraSite Holdings, Inc.                             COMMON         84760T100       13,564            12,676,837     SH
32  Sciquest.com, Inc.                                     COMMON         80908Q107          958               538,105     SH
33  TBM Holdings Inc.                                      COMMON         872197108        1,771             1,416,667     SH
34  CareScience, Inc.                                      COMMON         141726109        3,689             2,639,948     SH
35  Briazz INC.                                            COMMON         10782M104        1,528               826,021     SH
36  Iona Technologies Plc                                  COMMON         46206P109        1,275                75,306     SH
37  Medsource                                              COMMON         58505Y103       45,198             3,487,500     SH
38  AT&T Wireless                                          COMMON         00209A106        1,114               124,433     SH
39  Global Power Equipment                                 COMMON         37941P102          968                77,400     SH
40  Integrated Defense Technologies                        COMMON         45819B101       29,592             1,108,300     SH
41  Anacomp Inc.                                           COMMON         03237E108        2,756               104,000     SH
42  CD Radio                                               COMMON         125127134          570                 6,000   CALL
43  Metricom                                               COMMON         591596135           25                 2,500   CALL
44  XM Satellite Radio                                     COMMON         98375Y114          100                 5,000   CALL
45  Aviall Services Inc                                    COMMON         05366B102        4,349               752,500   CALL

                                                                                         378,810

                      COLUMN 1                               COLUMN 6              COLUMN 7                         COLUMN 8
-----------------------------------------------------        --------              --------                         --------

                                                            INVESTMENT              OTHER
                                                            DISCRETION             MANAGERS                 SOLE     SHARED     NONE
                                                            ----------             --------                 ----     ------     ----
ARGOSY GAMING COMPANY                                     SHARED-DEFINED             NONE                  678,300
CRYPTLOGIC                                                SHARED-DEFINED             NONE                1,093,500
MULTIMEDIA GAMES INC                                      SHARED-DEFINED             NONE                  556,349
AMBASSADORS INTERNATIONAL                                 SHARED-DEFINED             NONE                   22,800
INFOUSA INC. NEW                                          SHARED-DEFINED             NONE                  266,200
INTERACTIVE DATA CORP.                                    SHARED-DEFINED             NONE                  664,900
MOORE CORP                                                SHARED-DEFINED             NONE                1,354,600
NATIONAL PROCESSING, INC.                                 SHARED-DEFINED             NONE                    1,400
VERITAS SOFTWARE CORP                                     SHARED-DEFINED             NONE                   69,106
ARBITRON INC                                              SHARED-DEFINED             NONE                  602,200
BRIGHTPOINT INC.                                          SHARED-DEFINED             NONE                  350,000
ECHOSTAR COMMUNICATION                                    SHARED-DEFINED             NONE                  125,000
CIRCUIT CITY STORES, INC., CIRCUIT CITY                   SHARED-DEFINED             NONE                  700,000
COINSTAR                                                  SHARED-DEFINED             NONE                  479,600
INDUSTRIE NATUZZI SPA                                     SHARED-DEFINED             NONE                   50,000
PHOENIX COS INC. NEW                                      SHARED-DEFINED             NONE                1,005,200
PRINCIPAL FINANCIAL GROUP                                 SHARED-DEFINED             NONE                  360,000
WADDELL AND REED FINANCIAL                                SHARED-DEFINED             NONE                  138,600
ENDO PHARMA HOLDINGS                                      SHARED-DEFINED             NONE                  575,300
LABORATORY CORP OF AMERICA HOLDINGS                       SHARED-DEFINED             NONE                  338,842
PEDIATRIX MEDICAL GROUP INC.                              SHARED-DEFINED             NONE                  285,700
SONIC INNOVATIONS                                         SHARED-DEFINED             NONE                  578,500
US PHYSICAL THERAPY INC.                                  SHARED-DEFINED             NONE                  182,500
IONA TECH (ESCROW SHARES)                                 SHARED-DEFINED             NONE                    5,471
MAXTOR CORPORATION                                        SHARED-DEFINED             NONE                  168,000
MENTOR GRAPHICS CORP.                                     SHARED-DEFINED             NONE                  524,500
MERIDIAN MEDICAL                                          SHARED-DEFINED             NONE                   24,600
PROCURENET                                                SHARED-DEFINED             NONE                   10,000
SYBASE INC.                                               SHARED-DEFINED             NONE                  305,500
NMT Medical, Inc.                                         SHARED-DEFINED             WEP (2)             2,504,010
Nu Skin Enterprises, Inc.                                 SHARED-DEFINED             WEP (2)                15,062
USinternetworking, Inc.                                   SHARED-DEFINED           JHW III (1)           2,736,226
SpectraSite Holdings, Inc.                                SHARED-DEFINED       JHW III (1) WEP (2)      12,676,837
Sciquest.com, Inc.                                        SHARED-DEFINED           JHW III (1)             538,105
TBM Holdings Inc.                                         SHARED-DEFINED           JHW III (1)           1,416,667
CareScience, Inc.                                         SHARED-DEFINED           JHW III (1)           2,639,948
Briazz INC.                                               SHARED-DEFINED            WEP (2)               826,021
Iona Technologies Plc                                     SHARED-DEFINED           JHW IV (3)              75,306
Medsource                                                 SHARED-DEFINED           JHW III (1)           3,487,500
AT&T Wireless                                             SHARED-DEFINED       JHW III (1) WEP (2)         124,433
CD Radio                                                  SHARED-DEFINED             NONE                                      6,000
Metricom                                                  SHARED-DEFINED             NONE                                      2,500
XM Satellite Radio                                        SHARED-DEFINED             NONE                                      5,000
Aviall Services Inc                                       SHARED-DEFINED             NONE                                    752,500


(1) J.H. Whitney III Management, LLC
(2) J.H. Whitney Equity Partners, LLC
(3) J.H. Whitney Management Co. IV, LLC